Accounts payable - Schedule of Accounts payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Accounts Payable Abstract
Accounts payable to the third parties	$ 710,599	$ 2,361,331
Total accounts payable	$ 710,599	$ 2,361,331